Organization and Principal Activities	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

ICONIQ HOLDING LIMITED (“ICONIQ”) was incorporated under the laws of the Cayman Islands on March 11, 2021 as an exempted company with limited liability.

On April 15, 2022, ICONIQ entered into a business combination agreement, as amended on September 28, 2022 (the “Business Combination Agreement”), with (i) East Stone Acquisition Corporation, a British Virgin Islands business company (“East Stone” or the “Purchaser”), (ii) Navy Sail International Limited, a British Virgin Islands company, in the capacity as the representative of East Stone and the shareholders of East Stone immediately prior to Closing from and after the Closing (the “Purchaser Representative”), (iii) NWTN Inc. (“NWTN”, or the “Company”), an exempted company incorporated with limited liability in the Cayman Islands (the “Pubco”), (iv) Muse Merger Sub I Limited, an exempted company incorporated with limited liability in the Cayman Islands and a wholly-owned subsidiary of the Pubco (the “First Merger Sub”), and (v) Muse Merger Sub II Limited, a British Virgin Islands business company and a wholly-owned subsidiary of Pubco (the “Second Merger Sub”).

Pursuant to the Business Combination Agreement, subject to the terms and conditions set forth therein, at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), (a) the First Merger Sub will merge with and into the Company (the “First Merger”), with the Company surviving the First Merger as a wholly-owned subsidiary of Pubco and the outstanding shares of the Company being converted into the right to receive shares of Pubco; and (b) the Second Merger Sub will merge with and into East Stone (the “Second Merger”, and together with the First Merger, the “Mergers”), with East Stone surviving the Second Merger as a wholly-owned subsidiary of the Pubco and the outstanding securities of East Stone being converted into the right to receive substantially equivalent securities of the Pubco (the Mergers together with the other transactions contemplated by the Business Combination Agreement and other ancillary documents, the “Transactions”).

The Company and its subsidiaries primarily engage in smart electric vehicles design and development through its direct or indirectly owned subsidiaries (collectively, the “Group”) in the People’s Republic of China (“PRC” or “China”).

Reverse recapitalization

On November 11, 2022 (the “Closing Date”), East stone and NWTN consummated the closing of the Transaction of East Stone and NWTN, following the approval at a Special Meeting of the shareholders on November 10, 2022. Following the consummation of the Transaction, ICONIQ as a wholly-owned subsidiary of NWTN and the outstanding shares of ICONIQ being converted into the right to receive shares of NWTN, the combined company will retain the NWTN name.

ICONIQ was determined to be the accounting acquirer given ICONIQ effectively controlled the combined entity after the transaction. The transaction is not a business combination because East Stone was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by ICONIQ for the net monetary assets of the Company, accompanied by a recapitalization. ICONIQ is determined as the accounting acquirer and the historical financial statements of ICONIQ became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. All of the Class A ordinary shares of ICONIQ that were issued and outstanding immediately prior to the First Merger were cancelled and converted into an aggregate of 32,715,010 Pubco Class A ordinary shares (the “Pubco Class A Ordinary Shares”). All of the Class B ordinary shares of ICONIQ that were issued and outstanding immediately prior to the First Merger were cancelled and converted into an aggregate of 207,314,707 Pubco Class B ordinary shares (the “Pubco Class B Ordinary Shares”), which has been restated retrospectively to reflect the equity structure of the Company. Loss per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio.

The par value of ordinary shares remained US$0.0001, the difference of US$9,513 was adjusted retrospectively as in addition paid-in capital as of December 31, 2022. The consolidated statements of changes in shareholders’ deficit for the years ended December 31, 2022 and 2021 were also adjusted retrospectively to reflect these changes.

History of the Group and Reorganization

The Company commenced its operation through Tianjin Tianqi Group Co., Ltd (“Tianqi Group”) since 2017.

In preparation for its IPO, the Group completed a reorganization (the “Reorganization”) on January 19, 2022, which involved the following steps:

•        Formation of ICONIQ, ICONIQ Motors Limited, ICONIQ Global Limited, ICONIQ (Tianjin) Investment Co. Ltd (“WFOE”), ICONIQ Green Technology FZCO (“FZCO”), ICONIQ (Tianjin) Motors Ltd.

•        WFOE obtained 94.66% of the equity interests of Tianqi Group by increasing in the registered capital of Tianqi Group (the “Capital Increase”).

The shareholders and their respective equity interests in the entities remain similar immediately before and after the capital injection in Tianqi Group. Accordingly, the combination has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time, the entities under common control are presented on a combined basis for all periods to which such entities were under common control (“Reorganization”). Since all of the subsidiaries were under common control for the entirety of the years ended December 31, 2024, 2023 and 2022, the results of these subsidiaries are included in the financial statements for both periods, and the equity has been restated to reflect the change as well.

As of December 31, 2024, the details of the Company’s subsidiaries are as follows.

Name	Date of Incorporation	Place of incorporation	Percentage of ownership	Principal Activities
ICONIQ	March 11, 2021	Cayman Islands	100%	Investment holding
FZCO	March 22, 2022	Dubai	100%	Business management, operations, commercialization
NWTN Technology USA INC.	October 20, 2022	USA	100%	Investment holding
NWTN Automobile Cars Trading Sole Proprietary LLC	February 23, 2023	Dubai	100%	Vehicle wholesale and retail
NWTN Technologies Industries Solo Proprietorship L.L.C.	November 22, 2022	Dubai	100%	Business management, operations, commercialization
ICONIQ Motors Limited	March 24, 2021	British Virgin Islands	100%	Investment holding
ICONIQ Global Limited	April 28, 2021	Hong Kong, PRC	100%	Investment holding
Suez Top Ventures Limited	November 25, 2021	Hong Kong, PRC	100%	Investment holding
ICONIQ (Tianjin) Investment Co. Ltd (“WFOE”)	July 15, 2021	PRC	100%	Investment holding
Name	Date of Incorporation	Place of incorporation	Percentage of ownership	Principal Activities
ICONIQ (Tianjin) Motors Co., Ltd.	August 11, 2021	PRC	100%	Investment holding
NWTN (Zhejiang) Motors Limited (“NWTN Zhejiang”)	June 14, 2022	PRC	100%	Business management, operations, commercialization
NWTN Smart Motors Shenzhen New Technology Limited	December 30, 2022	PRC	100%	Technology development
Tianqi Group	September 5, 2016	PRC	95.88%	Design and technology development
Shanghai Zunyu Automobile Sales Co., Ltd. (“Shanghai Zunyu”)	December 27, 2014	PRC	99.31%	Vehicle wholesale and retail
Shanghai ICONIQ New Energy Development Co., Ltd. (“Shanghai ICONIQ”)	April 25, 2014	PRC	95.88%	Technology development
Tianjin Tianqi New Energy Automobile Co., Ltd. (“Tianjin Tianqi”)	December 7, 2018	PRC	95.88%	Technology development
East Stone	August 9, 2018	BVI	100%	Investment holding

*        In 2023, a subsidiary of the Group was dissolved, see Note 18 for details.